Goodwill and other intangible assets - Schedule of Other Intangible Assets (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	[1]	£ (7,615)	£ (6,713)
Intangible assets and goodwill		(8,306)	(7,615)	[1]
Cost or valuation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(13,712)	(12,085)
Exchange and other adjustments		0	1
Additions and acquisitions		1,819	1,826
Disposals and write-offs		(362)	(198)
Intangible assets and goodwill		(15,169)	(13,712)
Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		6,097	5,372
Exchange and other adjustments		0	(2)
Charge for the year		1,128	925
Disposals and write-offs		362	198
Intangible assets and goodwill		6,863	6,097
Goodwill £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(2,655)
Intangible assets and goodwill		(2,798)	(2,655)
Goodwill £m | Cost or valuation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(2,999)	(2,664)
Exchange and other adjustments		0	0
Additions and acquisitions		143	335
Disposals and write-offs		0	0
Intangible assets and goodwill		(3,142)	(2,999)
Goodwill £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		344	344
Exchange and other adjustments		0	0
Charge for the year		0	0
Disposals and write-offs		0	0
Intangible assets and goodwill		344	344
Acquired value of in-force business £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(174)
Intangible assets and goodwill		(154)	(174)
Acquired value of in-force business £m | Cost or valuation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(834)	(834)
Exchange and other adjustments		0	0
Additions and acquisitions		0	0
Disposals and write-offs		0	0
Intangible assets and goodwill		(834)	(834)
Acquired value of in-force business £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		660	637
Exchange and other adjustments		0	1
Charge for the year		20	22
Disposals and write-offs		0	0
Intangible assets and goodwill		680	660
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(385)
Intangible assets and goodwill		(386)	(385)
Brands £m | Cost or valuation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(589)	(596)
Exchange and other adjustments		0	0
Additions and acquisitions		2	5
Disposals and write-offs		0	(12)
Intangible assets and goodwill		(591)	(589)
Brands £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		204	216
Exchange and other adjustments		0	0
Charge for the year		1	0
Disposals and write-offs		0	12
Intangible assets and goodwill		205	204
Purchased credit card relationships £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(310)
Intangible assets and goodwill		(240)	(310)
Purchased credit card relationships £m | Cost or valuation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(1,002)	(1,002)
Exchange and other adjustments		0	0
Additions and acquisitions		0	0
Disposals and write-offs		0	0
Intangible assets and goodwill		(1,002)	(1,002)
Purchased credit card relationships £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		692	621
Exchange and other adjustments		0	1
Charge for the year		70	70
Disposals and write-offs		0	0
Intangible assets and goodwill		762	692
Customer- related intangibles £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(31)
Intangible assets and goodwill		(199)	(31)
Customer- related intangibles £m | Cost or valuation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(572)	(538)
Exchange and other adjustments		0	0
Additions and acquisitions		180	34
Disposals and write-offs		(70)	0
Intangible assets and goodwill		(682)	(572)
Customer- related intangibles £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		541	538
Exchange and other adjustments		3	3
Charge for the year		9	0
Disposals and write-offs		70	0
Intangible assets and goodwill		483	541
Capitalised software enhancements £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(4,060)
Intangible assets and goodwill		(4,529)	(4,060)
Capitalised software enhancements £m | Cost or valuation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(7,716)	(6,451)
Exchange and other adjustments		0	1
Additions and acquisitions		1,494	1,452
Disposals and write-offs		(292)	(186)
Intangible assets and goodwill		(8,918)	(7,716)
Capitalised software enhancements £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		3,656	3,016
Exchange and other adjustments		(3)	(7)
Charge for the year		1,028	833
Disposals and write-offs		292	186
Intangible assets and goodwill		4,389	3,656
Core deposit intangible
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		0
Intangible assets and goodwill		0	0
Core deposit intangible | Cost or valuation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		(2,770)
Intangible assets and goodwill		(2,770)	(2,770)
Core deposit intangible | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill		2,770
Intangible assets and goodwill		£ 2,770	£ 2,770

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.